Label	Element	Value
IQ MacKay Municipal Intermediate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEXIQ ACTIVE ETF TRUST

IQ MACKAY MUNICIPAL INTERMEDIATE ETF
(the “Fund”)

Supplement dated December 11, 2020 (“Supplement”) to the
Summary Prospectus dated August 28, 2020
and the Prospectus dated August 28, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ MacKay Municipal Intermediate ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the Fund’s principal investment strategy has been amended such that it will no longer purchase Municipal Bonds whose interest is subject to the federal alternative minimum tax. To the extent that the Fund already holds Municipal Bonds whose interest is subject to the federal alternative minimum tax, the Subadvisor may elect not to immediately sell such securities and the Fund may continue to hold the securities until their maturity or sale at a later date. In accordance with this change, the Prospectus is revised as set forth below.

The second sentence of the third paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund does not intend to invest in Municipal Bonds whose interest is subject to the federal alternative minimum tax.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE